UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

12 East 49th Street, New York, NY

10017

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

4020 South 147th Street, Omaha, Nebraska, 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-317-9200

Date of fiscal year end:

10/31

Date of reporting period:4/30/12

Item 1.  Reports to Stockholders.

Central Park Group Multi-Event Fund

Financial Statements

Semi-Annual Report

April 30, 2012

CENTRAL PARK GROUP MULTI-EVENT FUND

Financial Statements

For the Six Months Ended April 30, 2012

Table of Contents

Statement of Assets and Liabilities	1
Schedule of Portfolio Investments	2
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Consideration and Approval of Investment Advisory Agreement	19
Supplemental Information (Unaudited)	20

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Assets and Liabilities (Unaudited)
April 30, 2012

Assets
Investments, at fair value (cost $50,721,084)	$ 51,618,244
Cash	42,458,834
Receivable for investments sold, not settled	14,456,162
Dividends and interest receivable	276,846
Prepaid expenses and other assets	95,419
Total Assets	108,905,505

Liabilities
Due to investment adviser	303,443
Securities and exchange traded funds sold short, at value (proceeds $23,894,805)	25,197,297
Payable for investments purchased, not settled	15,550,086
Payable for capital shares redeemed	6,411,153
Payable for foreign currency, at value ($3,604,119)	3,669,399
Unrealized loss on swap contracts	165,139
Options written, at value (Proceeds $114,257)	109,795
Subscriptions received in advance	903,391
Accounts payable and other accrued expenses	197,874
Total Liabilities	52,507,577
Net Assets	$ 56,397,928

Composition of net assets
Paid in capital	$ 56,895,514
Accumulated net investment loss	(1,097,437)
Accumulated net realized gain from investments, options, securities and exchange
traded funds sold short, forward contracts, swaps and foreign currency transactions	1,230,512
Accumulated net unrealized depreciation from investments, options, securities and exchange
traded funds sold short, forward contracts, swaps and foreign currency transactions	(630,661)
Net assets at end of year	$ 56,397,928

Shares Outstanding
(12,500,000 shares authorized)	6,043,567

Net asset value per share outstanding	$ 9.33

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	COMMON STOCK
	AEROSPACE/DEFENSE
13,005	Goodrich Corp.				$ 1,631,607	2.89%

	AIRLINES
23,000	Pinnacle Airlines Corp. (a)				10,442	0.02%

	AUTO PARTS & EQUIPMENT
11,500	Dana Holding Corp.				168,130	0.30%

	BANKS
800	Capital One Financial Corp.				44,384	0.08%

	BEVERAGES
3,650	Molson Coors Brewing Co.				151,767
600	Monster Beverage Corp. (a)				38,976
					190,743	0.34%
	BIOTECHNOLOGY
2,100	Amylin Pharmaceuticals, Inc. (a)				54,411
5,100	Ardea Biosciences, Inc. (a)				162,486
3,600	Human Genome Sciences, Inc. (a)				52,956
					269,853	0.48%
	CHEMICALS
37,400	Solutia, Inc.				1,059,916	1.88%

	COMMERCIAL SERVICES
432,745	Pendrell Corp. (a)				584,206	1.04%

	COSMETICS/PERSONAL CARE
3,825	Avon Products, Inc.				82,620	0.15%

	DIVERSIFIED FINANCIAL SERVICES
136	Capmark Financial Group, Inc. (a)				3,142
5,000	Edelman Financial Group, Inc.				44,150
13,800	Walter Investment Management Corp.				279,174
					326,466	0.58%
	ELECTRONICS
8,500	DDi Corp.				110,330
3,000	SRS Labs, Inc. (a)				28,590
8,572	Thomas & Betts Corp. (a)				616,413
					755,333	1.34%
	ENTERTAINMENT
7,829	Great Wolf Resorts Inc. (a)				61,379	0.11%

	FOOD
46,000	Cagle's, Inc. (a)				98,900
3,400	Kraft Foods, Inc. - Cl. A				135,558
					234,458	0.42%
	FOREST PRODUCTS & PAPER
115,000	Norske Skogindustrier ASA				114,418
14,950	Verso Paper Corp. (a)				24,667
					139,085	0.25%
	HEALTHCARE-SERVICES
218,968	Alliance HealthCare Services, Inc. (a)				299,986	0.53%

	INSURANCE
18,490	Delphi Financial Group, Inc.				839,816
5,000	Hartford Financial Services Group, Inc.				102,750
					942,566	1.67%
	INTERNET
5,100	eResearchTechnology, Inc. (a)				40,290	0.07%

	MEDIA
11,500	Astral Media, Inc.				568,133
9,430	DISH Network Corp.				301,477
13,300	Knology Inc. (a)				258,685
					1,128,295	2.00%
The accompanying notes are an integral part of these financial statements.
CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	MINING
3,000	Gold Reserve, Inc. (a)				$ 12,900
61,500	Trelawney Mining & Exporation (a)				204,793
2,356	Vulcan Materials Co.				100,860
					318,553	0.56%
	MISCELLANEOUS MANUFACTURING
814,700	Arctic Glacier Income Fund (a)				49,476	0.09%

	OIL & GAS
69,000	Connacher Oil and Gas Ltd. (a)				60,759	0.11%

	PHARMACEUTICALS
2,213	Catalyst Health Solutions, Inc. (a)				191,137
2,450	Express Scripts Holding Co. (a)				136,685
2,539	Watson Pharmaceuticals, Inc. (a)				191,339
					519,161	0.92%
	PIPELINES
34,480	El Paso Corp.				1,023,022	1.81%

	REITS
11,500	Rouse Properties, Inc. (a)				154,560
10,300	Transglobe Apartment Real Estate Investment Trust - Trust Unit				148,453
					303,013	0.54%
	RETAIL
4,111	Carrols Restaurant Group, Inc. (a)				61,994
7,986	Kenneth Cole Productions, Inc. (a)				127,217
46,000	SMF Energy Corp.				17,480
					206,691	0.37%
	SEMICONDUCTORS
2,000	Integrated Device Technology, Inc. (a)				13,540
33,000	MIPS Technologies, Inc. (a)				215,820
19,553	Novellus Systems, Inc. (a)				914,103
					1,143,463	2.03%
	SOFTWARE
2,100	Quest Software, Inc. (a)				48,867
464,600	THQ, Inc. (a)				314,720
1,867,546	Trident Microsystems, Inc. (a)				831,058
					1,194,645	2.12%
	TELECOMMUNICATIONS
82,110	Fairpoint Communications, Inc. (a)				380,169
23,000	Leap Wireless International, Inc. (a)				129,030
1,024	Loral Space & Communications, Inc.				63,539
20,471	Motorola Mobility Holdings, Inc. (a)				794,684
					1,367,422	2.42%
	TOYS/GAMES/HOBBIES
1,000	Dreams, Inc. (a)				3,420	0.01%

	TRANSPORTATION
11,000	Viterra, Inc.				177,158	0.31%

	TOTAL COMMON STOCK (Cost - $13,502,561)				14,336,542	25.42%

	PREFERRED STOCK
	BANKS
1,000	Ally Financial, Inc.				848,750
29,900	Colonial BancGroup, Inc.				65,780
600	Colonial Capital Trust IV				1,446
	TOTAL PREFERRED STOCK (Cost - $902,623)				915,976	1.62%

	PRIVATE PLACEMENTS
161,000	Ferrous Resources Ltd. (a,c)				418,342
496,737	JAM Recovery Fund LP (a,b,c,d)				501,168
	TOTAL PRIVATE PLACEMENTS (Cost - $754,337)				919,510	1.63%

The accompanying notes are an integral part of these financial statements.
CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
						% of
Par Value	Type				Fair Value ($)	Net Assets
	BANK LOANS
3,000,000	Hilton Hotels 3rd Lien Mezz E, 0%, 5/4/20 (c)				$ 2,677,500
575,000	INEOS 04/12 1st Lien Hybrid TL, 8.5%, 2/15/16 (c)				577,156
690,000	LightSquared 1st Lien TL, 0%, 2/17/20 (c)				398,475
1,264,078	MF Global Bank Debt, 0%, 6/1/12 (c)				702,195
1,920,000	MF Global Bank Debt, 0%, 6/1/12 (c)				1,077,600
8,309	Radio One, 7.50%, 3/31/16 (c)				8,224
1,150,000	TXU Bank Debt, 0%, 10/6/17 (c)				633,282
750,000	WR Grace Bank Debt, 5.25%, 5/16/17 (c)				1,408,830
750,000	WR Grace Bank Debt, 5.25%, 5/4/20 (c)				1,408,830
	TOTAL BANK LOANS (Cost - $8,817,092)				8,892,092	15.77%

	BONDS & NOTES
1,500,000	American Media, Inc., 11.5%, 12/15/17 (b)				1,380,000
1,840,000	Basell Finance Co. BV, 8.1%, 3/15/27 (b)				2,180,400
1,610,000	CEDC Finance Corp. International, Inc., 8.875%, 12/1/16 (b)				1,263,850
920,000	CEDC Finance Corp. International Inc., 9.13%, 12/1/16				949,528
575,000	Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (b)				458,562
345,000	Cengage Learning Acquisitions, Inc., 13.25%, 7/15/15 (b)				258,750
230,000	Cengage Learning Holdco, Inc., 13.75%, 7/15/15 (b)				195,500
131,000	Central European Media Enterprises Ltd., 3.5%, 3/15/13				162,072
1,082,000	Central European Media Enterprises Ltd., 5%, 11/15/15				908,880
230,000	CET 21 spol sro, 9%, 11/1/17				319,553
1,941,000	CET 21 spol sro, 9%, 11/1/17				2,696,748
3,966	European Financial Stability Facility Treasury Bill, 0, 9/12/12				5,241
7,425	European Financial Stability Facility, .4%, 3/12/13				9,805
7,425	European Financial Stability Facility, 1%, 3/12/14				9,828
690,000	Jefferies Group, Inc., 6.25%, 1/15/36				602,025
3,000,000	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 (b,e)				273,750
1,000,000	Navistar International Corp., 3%, 10/15/14				1,031,250
1,500,000	Norske Skogindustrier ASA, 7%, 6/26/17				1,230,576
920,000	Nortel Networks Capital Corp., adj%, 6/15/26 (e)				1,012,000
1,150,000	Nortel Networks Ltd., 10.75%, 7/15/16 (e)				1,319,625
1,150,000	Quicksilver Resources Inc. 11.75%, 1/01/16				1,210,375
92,000	Reddy Ice Holdings, Inc., 10.5%, 11/01/12 (e)				66,240
690,000	Rite Aid Corp. 9.5%, 6/15/17				607,200
2,283,000	THQ, Inc. 5%, 8/15/14				1,269,919
3,722,000	Yellow Media, Inc. 5.71%, 4/21/14				2,034,291
	TOTAL BONDS & NOTES (Cost - $21,160,210)				21,455,968	38.04%

Contracts (f)	PURCHASED OPTIONS
	PUT OPTIONS
230	ATP Oil & Gas Corp. January 2013 @ 5				24,150
575	ATP Oil & Gas Corp. June 2012 @ 5				9,200
230	Barnes & Noble, Inc. July 2012 @ 10				4,600
460	Central Euro Distribution Corp. May 2012 @ 3				2,300
230	iShares iBaxx High Yield Corp Bond ETF May 2012 @ 90				10,350
1,150	SPDR Homebuilder ETF May 2012 @ 19				5,750
460	SPDR S&P 500 ETF Trust May 2012 @ 136				32,200
460	SPDR S&P 500 ETF Trust May 2012 @138				16,100
7,500	S&P 500 @ 1300 Sept 2012				120,000
172	Ubiquiti Networks, Inc. May 2012 @ 30				34,400
					259,050	0.46%
	CALL OPTIONS
1,035	Central Euro Distribution Corp. May 2012 @ 5				41,400
402	Central European Media Enterprises July 2012 @ 7.5				50,250
57	Central European Media Enterprises May 2012 @ 7.5				3,762
69	Charter Communications, Inc. June 2012 @ 65				5,865
230	Express Scripts Holding Co. May 2012 @ 60				3,220
The accompanying notes are an integral part of these financial statements.
CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
						% of
Contracts (f)	Type				Fair Value ($)	Net Assets
	CALL OPTIONS (continued)
1,150	Genworth Financial Inc.-Cl A May 2012 @ 6				$ 47,150
97	Goodrich Corp. May 2012 @ 110				150,350
460	KIT Digital, Inc. June 2012 @ 10				6,900
811	MIPS Technologies, Inc. July 2012 @ 8				44,605
811	MIPS Technologies, Inc. July 2012 @ 9				28,385
230	MIPS Technologies, Inc. June 2012 @ 8				5,750
690	Supervalu Inc. May 2012 @ 7				2,070
1,250	THQ, Inc. (New) June 2012 @ 1				6,250
115	Walter Investment Management Corp. September 2012 @ 23				5,750
575	Western Digital Corp. May 2012 @ 46				6,900
					408,607	0.72%

	TOTAL PURCHASED OPTIONS (Premium - $993,020)				667,657	1.18%

	SHORT-TERM INVESTMENTS
4,591,241	Union Bank of California Money Market Sweep (g)				4,591,241	8.14%
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,591,241)

	TOTAL INVESTMENTS - 91.5% (Cost - $50,721,084)				$ 51,778,986	91.81%

Shares
	SECURITIES SOLD SHORT
	COMMON STOCK
(4,750)	Bill Barrett Corp.				$ (113,905)
(467)	DTS, Inc.				(14,570)
(4,428)	Eastman Chemical Company				(238,979)
(14,737)	Kinder Morgan, Inc.				(529,058)
(22,067)	Kinder Morgan, Inc.				(50,534)
(21,998)	Lam Research Corporation				(916,217)
(1,178)	Martin Metals, Inc.				(97,633)
(2,875)	Mylan Labs, Inc.				(62,416)
(32,000)	National Bank of Greece-ADR				(72,960)
(47)	Pan American Silver Corp.				(914)
(1,462)	SXC Health Solutions Corp.				(132,428)
					(2,229,614)	-4.0%
	BANK LOANS
(922)	MF Global Bank Debt, 0%, 6/1/12				(410)	0.0%

	BONDS & NOTES
(345,000)	Bon-Ton Dept Stores, Inc., 10.25%, 3/15/2014				$ (287,213)
(768,000)	Cascades, Inc., 7.875, 1/15/2020				(758,400)
(1,840,000)	Cent Euro Media, 3.5%, 3/15/2013				(1,803,200)
(920,000)	Cricket Communications I, 7.75%, 10/15/2020				(869,400)
(805,000)	First Data Corporation, 12.625%, 1/15/2021				(815,063)
(690,000)	Ineos Group Hldgs PLC, 8.5%, 2/15/2016				(681,375)
(3,000,000)	Irish Government, 4.6%, 4/18/2016				(3,941,666)
(690,000)	Jefferies Group, Inc. (New), 3.875%, 11/09/2015				(683,100)
(1,840,000)	LyondellBasell Industries NV, 5.75%, 4/15/2024				(1,918,200)
(2,300,000)	MF Global Hldgs, 0%, 8/1/2018				(931,500)
(1,500,000)	MGM Mirage, 6.625%, 7/15/2015				(1,575,000)
(500,000)	Obrigacoes do Tesouro, 5.45%, 9/23/2013				(658,682)
(2,840,000)	Obrigacoes do Tesouro, 6.4%, 2/15/2016				(3,278,795)
(460,000)	ONO Finance II PLC, 11.125, 7/15/2019				(517,371)
(805,000)	Quicksliver Resources, Inc., 7.125%, 4/1/2016				(744,625)
(1,150,000)	Rite Aid Corporation, 9.5%, 6/15/2017				(1,164,375)
(1,610,000)	Supervalu, Inc. 8%, 5/1/2016				(1,706,600)
(1,000,000)	Yellow Media, Inc., 5.25%, 2/15/2016				(556,680)
					(22,891,245)	-40.59%

	TOTAL SECURITIES SOLD SHORT(Proceeds - $23,819,061)				(25,121,269)
The accompanying notes are an integral part of these financial statements.
CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	EXCHANGE TRADED FUNDS SOLD SHORT
(2,225)	SPDR Consumer Staples Slect SPDR Fund				$ (76,028)	-0.13%
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $75,744)

Contracts (f)	WRITTEN OPTIONS
	CALL OPTIONS
(21)	Amylin Pharmaceuticals, Inc. May 2012 @ 24				(4,725)
(97)	Goodrich Corp. May 2012 @ 115				(102,820)
(25)	Human Genome Sciences, Inc. May 2012 @ 14				(2,250)
	TOTAL WRITTEN OPTIONS (Premium received -$114,257)				$ (109,795)	-0.19%

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN
	SECURITIES SOLD SHORT (Cost - $26,712,022) (h)				26,471,894	46.94%
	OTHER ASSETS LESS LIABILITIES				29,926,034	53.06%
	NET ASSETS - 100.0%				$ 56,397,928	100.00%

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depository Receipt
(a)	Non incoming producing.
(b)	Security restricted as to resale or transfer.
(c)	Fair Value Security. These securities represent 17.4% of the net assets as of April 30, 2012.
(d)	Illiquid security.
(e)	Security in default.
(f)	Each Contract equivalent to 100 shares.
(g)	Security position is partially held in a segregated account as collateral for securities sold, not yet
	purchased, aggregating a total market value of $1,553,822
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
	Topic 820 of the Accounting Standards Codification ('ASC 820').

Credit Default Swap Contracts
Reference Entity	Notional Amount	Interest Rate (Payable)	Maturity Date	Counterparty	Unrealized Appreciation/ Depreciation
Hungary CDS USD SR 2Y, 4.75%, 2/3/2015	1,000,000.00	1%	6/20/2014	BNP	$ (10,134)
K. Hovanian Enterprises, Inc. USD SR 1Y, 8.625%, 1/15/2017	345,000.00	5%	6/20/2013	BNP	(10,453)
K. Hovanian Enterprises, Inc. USD SR 2Y, 8.625%, 1/15/2017	345,000.00	5%	6/20/2014	BNP	(17,593)
MGIC Investment Corp. USD SR 5Y, 5.375%, 11/1/2015	345,000.00	5%	6/20/2017	BNP	10,521
Norske Skogindustrier EUR SR 1Y, 7%, 6/26/2017	500,000.00	5%	3/20/2013	BNP	(15,569)
Norske Skogindustrier EUR SR 2Y, 7%, 6/26/2017	1,500,000.00	5%	9/20/2014	BNP	(47,937)
Radian Group, Inc. USD SR 5Y, 5.375%, 6/15/2015	345,000.00	5%	6/20/2017	BNP	20,062
Residential Capital LLC CDS USD SR 3M	250,000.00	5%	6/20/2012	BNP	(31,458)
Sabre Holdings USD SR 5Y,6.35%, 3/15/2016	1,150,000.00	5%	3/20/2017	BNP	(62,578)
					$ (165,139)

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2011

Investment Income
Interest	$ 575,883
Dividends	62,103
Total Investment Income	637,986

Expenses
Investment management fees	628,186
Professional fees	180,270
Administration fees	26,698
Custodian fees	13,328
Trustees' fees	10,940
Dividend and Interest expense	529,400
Other expenses	378,679
Total Expenses	1,767,501

Net Investment Loss	(1,129,515)

Net realized and unrealized gain from investments, options,
securities and exchange traded funds sold short, options, forward contracts swaps and foreign currency transactions/translations
Net realized gain (loss) from:
Investments	2,283,683
Purchased options	(366,604)
Written options	164,849
Securities and exchange traded funds sold short	(899,817)
Swaps	140,969
Forward currency exchange contracts	(21,420)
Foreign currency transactions	(58,673)
Total net realized gain (loss)	1,242,987
Change in net unrealized appreciation/depreciation from Investments
Investments	1,664,048
Purchased options	(325,363)
Written options	4,462
Securities and exchange traded funds sold short	(1,411,286)
Swaps	(165,139)
Foreign currency translations	(65,267)
Total change in net unrealized appreciation/(depreciation)	(298,545)

Net realized and unrealized gain from investments, options,
securities and exchange traded funds sold short, options, forward contracts
swaps and foreign currency transactions/translations	944,442

Net decrease in net assets resulting from operations	$ (185,073)

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Changes in Net Assets

	Six Months Ended	For the
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Increase (decrease) in net assets resulting from operations
Net investment loss	$ (1,129,515)	$ (2,022,435)
Net realized gain/(loss) from investments, options, forward contracts, securities and exchange traded funds sold short, swaps and
foreign currency transactions	1,242,987	1,817,936
Change in net unrealized appreciation/(depreciation) from investments options, forward contracts, securities and exchange traded funds
sold short, swaps and foreign currency translations	(298,545)	(3,642,000)
Net decrease in net assets resulting from operations	(185,073)	(3,846,499)

Distributions to shareholders
From net realized gains	(760,581)	-
Net decrease in net assets from distributions to shareholders	(760,581)	-

Shareholder Transactions
Proceeds from shares issued	2,583,798	8,930,056
Net asset value of shares issued in reinvestment
of distributions to shareholders	721,319	-
Cost of shares redeemed	(9,176,005)	(20,330,165)
Net decrease in net assets from share transactions	(5,870,888)	(11,400,109)

Total net decrease in net assets	(6,816,542)	(15,246,608)
Net assets at beginning of year	63,214,470	78,461,078
Net assets at end of period/year	$ 56,397,928	$ 63,214,470
Accumulated net investment loss	$ (1,097,437)	$ (32,078)

Share Activity
Shares Sold	373,815	874,077
Shares Reinvested	77,229	-
Shares Redeemed	(981,179)	(2,030,390)
Net decrease in shares outstanding	(530,135)	(1,156,313)

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Cash Flows
For the Six Months Ended April 30, 2011

Cash flows from operating activities
Net decrease in net assets resulting from operations	$ (185,073)
Adjustments to reconcile net increase in net assets resulting from operations
to net cash provided by operating activities:	-
Purchases of investments	(248,331,748)
Proceeds from dispositions of investments	268,562,641
Purchases of securities sold short	(70,492,780)
Proceeds from securities sold short	96,370,313
Purchases of written options	(395,835)
Proceeds from written options	281,577

Net realized gain from investments and options	(1,917,079)
Net realized loss from securities and exchange traded funds sold short	899,817
Net realized gain from written options	(164,849)
Net realized gain from swaps	(140,969)
Net realized loss from foreign currency exchange transactions and translations	80,093
Change in net unrealized appreciation/depreciation from investments, options, securities and exchange
traded funds sold short, written options, swaps and foreign currency translation	298,545
Net accretion of discounts	(153,280)

Change in assets and liabilities
(Increase)/Decrease in assets:
Receivable for investment sold, not settled	(11,991,912)
Interest and dividends receivable	(273,637)
Prepaid expenses and other assets	(72,891)
Increase/(Decrease) in liabilities:
Payable for foreign currency	3,669,399
Payable for investment purchased, not settled	14,736,336
Due to investment adviser	(68,364)
Payable for capital shares redeemed	(1,371,651)
Subscriptions received in advance	903,391
Accounts payable and other accrued expenses	(540,672)
Net cash provided by operating activities	49,701,373

Cash flows from financing activities
Proceeds from shares issued	2,583,798
Shares redeemed	(10,547,656)
Net realized gains distributions paid	721,319

Net cash used in financing activities	(7,242,539)
Net change in cash	42,458,834
Cash at beginning of year	-
Cash at end of period	42,458,834

Supplemental disclosure of cash activity:
Cash paid for interest	$ 28,816

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2012		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008 (1)
Net asset value, beginning of year/period	$ 9.48		$ 10.02	$ 10.19	$ 9.15	$ 10.65

Activity from investment operations:
Net investment loss (2)	(0.17)		(0.26)	(0.19)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.13		(0.28)	0.44	1.13	(1.48)
Total from investment operations	(0.04)		(0.54)	0.25	1.04	(1.50)

Less distributions from:
Net realized gains	(0.11)		-	(0.42)	-	-
Total distributions	(0.11)		-	(0.42)	-	-

Net asset value, end of year/period	$ 9.33		$ 9.48	$ 10.02	$ 10.19	$ 9.15

Ratio of net investment loss to average net assets	(3.60)%	(3)	(2.58)%	(1.95)%	(.99)%	(2.39)%	(3)
Ratio of gross expenses before incentive fees
to average net assets	5.63%		3.77%	3.18%	3.83%	6.69%	(3,4)
Ratio of net expenses before incentive fees
to average net assets	5.63%	(3)	3.77%	3.18%	3.83%	4.53%	(3,4,5)
Incentive fees	-		0.13%	0.62%	0.67%	-
Ratio of net expenses after incentive fees	5.63%	(3)	3.90%	3.80%	4.50%	4.53%	(3,4,5)
to average net assets
Portfolio Turnover Rate	409%		780%	811%	1033%	740%	(6)
Total return, before incentive fees (7)	(0.39)%	(6,8)	(5.26)%	3.12%	11.96%	(14.08)%	(6)
Incentive fees	-		(0.13)%	(0.62)%	(0.67)%	-
Total return, after incentive fees (7)	(0.39)%	(6,8)	(5.39)%	2.50%	11.29%	(14.08)%	(6)

Net assets, end of year/period in (000s)	$ 56,398		$ 63,214	$ 78,461	$ 50,992	$ 30,733

(1)	Central Park Group Multi-Event Fund commenced operations on December 6, 2007.
(2) Calculated using the average shares method.
(3) Annualized for periods less than one year.
(4)	Ratio of gross expenses to average net assets does not include the impact of the Adviser’s expense reimbursement.
(5)	Ratio of net expenses to average net assets includes the effect of the voluntary expense reimbursement by the Adviser.
(6) Not annualized for periods less than one year.
(7)

Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the  last day of the period noted and does not reflect the deduction of a sales load, if any, incurred when subscribing to the Fund.

(8)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)

April 30, 2012

1. Organization

Central Park Group Multi-Event Fund (the “Fund”) was organized in the State of Delaware on November 21, 2006 as a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 6, 2007 and previously had minimal operations primarily related to organizational matters.

The Fund’s investment objective is to seek capital appreciation while seeking to moderate risk and reduce volatility compared to the general equity markets, by pursuing a variety of investment strategies. These include primarily event-driven strategies, relative value strategies, and capital structure arbitrage strategies. The Fund may also trade and invest in undervalued securities by employing long-biased strategies.

Effective November 1, 2011, the Fund’s investment adviser is Central Park Multi-Event Management, LLC (a registered investment adviser) (the “Adviser”), a joint venture between Central Park Advisers, LLC (“Central Park Advisers” or the “Manager”) and Brencourt Advisors LLC (“Brencourt”). Prior to November 1, 2011, the investment adviser was Central Park Para Management, LLC a joint venture between the Manager and Para Advisors LLC, (“Para Advisors”).  The Fund’s Board of Trustees (the “Trustees”) has overall responsibility to manage and control the business affairs of the Fund and has engaged the Adviser to provide investment advice to the Fund.

2. Summary of Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements.

Federal Income Taxes: The Fund qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) during the fiscal year of 2011. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

Foreign Currency Transactions: The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the date of valuation, resulting from changes in currency exchange rates.

Option Writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Put and call options purchased are accounted for in the same manner as investment securities.

Financial Futures Contracts: The Fund invests in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Investment Transactions: The Fund records security transactions based on trade date. For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

Dividends and distributions to shareholders:  Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  The Fund records dividends and distributions to its shareholders on ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses,capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuations

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows. The Fund has categorized its investments according to a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — other significant observable inputs for the asset or liability (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs for the asset or liability (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of April 30, 2012, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Investment	Investment	Investment	Investment
	Securities	Securities	Securities	Securities
Security Type
Assets
Investments
Common Stocks	$ 14,336,542	$ -	$ -	$ 14,336,542
Preferred Stocks	-	915,976	-	915,976
Private Placements	-	-	919,510	919,510
Bank Loans	-	-	8,892,092	8,892,092
Bonds & Notes	-	21,455,968	-	21,455,968
Short Term Investment	4,591,241	-	-	4,591,241
Total Investments:	18,927,783	22,371,944	9,811,602	51,111,329
Derivatives
Purchase Put Options	-	259,050	-	259,050
Purchase Call Options	-	408,607	-	408,607
Derivatives Total:	-	667,657	-	667,657
Totals:	$ 18,927,783	$ 23,039,601	$ 9,811,602	$ 51,778,986

Liabilities				-
Derivatives
Written Options	-	109,795	-	109,795
Securities Sold Short	-	25,197,297	-	25,197,297
Swaps	-	165,139	-	165,139
Derivatives Total:	-	25,472,231	-	25,472,231

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the end of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments	Balance as of October 31, 2011	Change in Unrealized Appreciation/ (Depreciation)*	Net Purchases (Sales)	Balance as of April 30, 2012
Private Placements	$ 562,604	$ 146,172	$ 210,734	$ 919,510
Bank Loans	-	75,000	8,817,092	8,892,092
Total	$ 562,604	$ 221,172	$ 9,027,826	$ 9,811,602

*

Relates only to investments still held as of April 30, 2012.

Equity securities (common & preferred stock): Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities, with the exception of sweep vehicles valued at cost, and debt securities with less than 60 days to maturity are generally valued at amortized cost, which approximates fair value.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded or in the absence of a reported sale on a particular day, at their bid price, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the times such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Trustees.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. Government securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. Agency securities: U.S. Agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-through certificates are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Private securities: Private securities are valued at fair value. These securities are initially recorded at their original funded cost and subsequently adjusted based upon transactions or events occurring that directly affect the value of such securities. These securities may also be adjusted downward in the event that net realizable value is determined to be less than carrying value. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in investment funds are carried at fair value as determined by the Fund’s pro rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers or pursuant to the investment funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund’s financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include forwards, swaps, option contracts, and contracts for differences related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ credit worthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or at the supervision of, the Trustees. Fair value shall take into account the relevant factors and surrounding circumstances, which may include:

(i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

4. Related Party Transactions

The Fund, pursuant to the Investment Management Agreement, will pay the Manager a monthly asset based fee at an annual rate of 2% of the Fund’s average monthly net assets. The Fund will also pay the Adviser, generally at the end of each fiscal year and at certain other times, an incentive fee (the “Incentive Fee”) equal to 20% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal period (as defined below), net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the “cumulative loss”) have been recovered by the Fund, occasionally referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period.

The Incentive Fee is accrued monthly and taken into account for the purpose of determining the Fund’s net asset value. Accordingly, the repurchase price received by an investor whose shares are repurchased in a repurchase offer will be based on a share valuation that will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. No adjustment to a repurchase price will be made after it has been determined. However, for shareholders whose shares are not repurchased on a periodic share repurchase date, the Incentive Fee accrual may subsequently be reversed prior to payment if the Fund’s performance declines. Incentive Fees payable, or portions thereof, are determined as of, and are promptly paid after, the last day of the fiscal year as well as the last day of any other fiscal period. The “fiscal period” is normally the fiscal year, except that, whenever there are share repurchases pursuant to periodic repurchase offers, the period of time from the end of the last fiscal period through that date constitutes a new fiscal period. In such event, only that portion of the accrued Incentive Fee that is proportional to the assets paid in respect of the shares being repurchased (not taking into account any proceeds from contemporaneous share purchases or reinvestments) will be paid to the Adviser for such fiscal period.

Each Trustee of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Trustees for the six months ended April 30, 2012 were $10,940 which appears as Trustee fees in the Statement of Operations, of which $14,752 was payable at April 30, 2012.

5. Administration, Custodian Fees and Distribution

Gemini Fund Services (“Gemini”, or the “Administrator”), serves as the administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as Administrator, the Fund pays Gemini a minimum fee along with annualized tier rate fee based upon the average net assets of the Fund. The Fund pays Gemini an annual per investor servicing fee. In addition, the Fund reimburses Gemini for certain out of pocket expenses incurred. A Gemini affiliate Northern Lights Compliance Services (“NLCS”) provides Chief Compliance Officer services to the Fund.  An officer of NLCS  is also an officer of the Fund.

Union Bank of California serves as custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund. Additionally, the Fund utilizes JPMorgan Chase and Goldman Sachs as prime brokers.

Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Fund also may distribute shares through other brokers or dealers. The Fund will sell shares only to Qualified Investors (as defined in the Fund’s prospectus).

6. Fund Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Trustee fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

Trustees. The Adviser is permitted to recapture amounts previously reimbursed by the Adviser for a period not to exceed three years from the date on which such expenses were incurred by the Adviser, such recapture of $375,000 expired on August 2011.

7. Securities Transactions

Aggregate purchases and proceeds from sales of investment securities and options for the six months ended April 30, 2012 amounted to $167,592,204 and $126,103,442, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted  $70,361,742 and $96,398,643, respectively, and purchases and sales of written options amounted to $395,834 and $281,577, respectively. Net realized loss resulting from securities and exchange traded funds sold short was $899,817 and Net realized gain resulting from written options was $164,849, for the six months ended April 30, 2012.

At October 31, 2011, the tax basis of investments was $68,030,251 resulting in accumulated net unrealized depreciation of $311,367 which consists of $48,596 of gross unrealized appreciation and $359,963 of gross unrealized depreciation.  The difference between the book and tax basis of investments is primarily due to book/tax differences relating wash sales deferrals.

8. Due to/from Brokers

The Fund has the ability to trade on margin and, in that connection may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker’s reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the brokers. The Fund had no borrowings outstanding at April 30, 2012.

9. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

The Fund maintains cash in bank deposits which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

In the ordinary course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitute guarantees. Such contracts include written put options, where the Fund would be obligated to purchase or sell securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively. At April 30, 2012, the Fund had no maximum payout amounts relating to written put option contracts.

Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. Due to the nature of the Fund’s strategy, the Fund’s portfolio may include some securities which are relatively illiquid, or thinly traded, and have a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. This transaction creates a liability to purchase such securities in the market at prevailing prices, and is presented in the Statement of Assets and Liabilities as “securities sold short.” The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short, exceeds the payments received. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

During the six months ended April 30, 2012, the Fund had the following written option transactions:

	Call Options		Put Options
	Number of Contracts	Premium	Number of Contracts	Premium

Options outstanding at October 31, 2011	-	-	-	-
Options Written	2,544	283,517	3,013	112,317
Options terminated in closing purchase transactions	(1,977)	(123,008)	(1,863)	(81,383)
Options Expired	(424)	(46,252)	(1,150)	(30,934)
Options outstanding at April 30, 2012	143	114,257	-	-

The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward contract, the Fund agrees to

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded the desired return or spread. Swap agreements do not involve the delivery of securities or other underlying instruments. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. All open swap agreements at period end are reflected on the Schedule of Portfolio Investments.

Credit default swaps (“CDSs”) are bilateral financial swap agreements that contractually transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation.

Total return swaps (“TRSs”) are bilateral financial swap agreements where one party (the payer) contractually agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A TRS allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Contract for differences (“CFDs”) are swap agreements in which one party contractually receives income payments on a reference asset, plus any capital gains or losses over the specified payment period, while the other party contractually receives a specified fixed or floating cash flow unrelated to the credit worthiness of the reference asset.

The CDSs, TRSs and CFDs instruments (collectively the “swap agreements”) provide for net cash settlement and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund’s borrowing restriction. Swap agreements are collateralized by segregated cash held at the counterparty.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets. Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities. The Fund may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

Fluctuations in the value of swap agreements are recorded in the change in net unrealized appreciation/depreciation from investments, options, securities and exchange traded funds sold short, written options, swaps and foreign currency translations on the Statement of Operations.

The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. For the six months ended April 30, 2012 the Fund’s trades of swap contracts resulted in a net gain of $140,969 which is included in the net realized gain from swaps in the Statement of Operations.

The Fund also invests in bonds and bank debt.  Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund had no unfunded commitments on investments at April 30, 2012.

The “Derivatives and Hedging” Topic of FASB ASC requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Fund’s use of derivatives for the six months ended April 30, 2012 was limited to purchase call/put options, written call/put options, forward contracts and swaps. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Fund.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

Fair Value of Derivative Instruments as of April 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Number of Contracts	Total Fair Value
Equity Contracts:
Purchased Options	Investments	19,449	$ 667,657

Written Options	Options written	143	(109,795)

Interest Rate: Swaps	Unrealized loss on swap contracts	-	(165,139)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2012:

	Location of Gain/(Loss) on Derivarives	Gain/(Loss) on	(Depreciation) on
Primary Risk Exposure	Recognized in Income	Derivatives	Derivatives

Equity Contracts:
Purchased Options	Net realized loss from purchased options	$ (366,604)
	Change in unrealized appreciation on purchased options		$ (325,363)

Written Options	Net realized gain from written options	164,849
	Change in unrealized depreciation on written options		4,462

Interest Rate: Swaps	Net realized gain from swaps	140,969
	Change in unrealized deprecation on swaps		(165,139)

Currency Contracts:
Forward Contracts	Net realized loss from forward currency exchange contracts	(21,547)
	Total	$ (82,333)	$ (486,040)

Quarterly average notional amounts were used to calculate the volume and are considered representative of the activity throughout the period from November 1, 2011 to April 30, 2012.

Derivative	Primary	Average
Type	Underlying Risk	Notional
Assets:
Credit Default Swaps	Interest Rate	$ 2,890,000
Equity Options	Equity	11,488,475
Forward contracts	Currency	55,933

Liabilities
Equity Options	Equity	$ (846,133)

10. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11.  Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to registered investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders.  The tax characteristics of distributions paid during the year ended October 31, 2011and October 31, 2010 was as follows:

	October 31, 2011	October 31, 2010
Ordinary Income	$ -	$ 2,355,801
Long-Term Capital Gain	-	12,635
	$ -	$ 2,368,436

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements (Unaudited)(continued)

April 30, 2012

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.  As of October 31, 2011, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Accumulated Capital & Other Losses	Unrealized Depreciation	Total Accumulated Earnings
$ -	$ 759,448	$ -	$ -	$ (311,380)	$ 448,068

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.

As of October 31, 2011, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments to capital:

Accumulated Net Investment Losses	Accumulated Net Realized Gains	Paid in Capital
$ 2,266,037	$ 591,386	$ (2,857,423)

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether  the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2008 through present remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the October 31, 2012 annual report.

12. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

13. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events and the Fund admitted 16 new investors with contributions in the amount of $1,658,391 subsequent to the six months ended April 30, 2012.

Consideration and Approval of Investment Advisory Agreement

At a special meeting held on August 10, 2011 (the "Special Meeting"), the Board of Trustees (the "Trustees" or "Board") of Central Park Group Multi-Event Fund (the "Fund"), including the Independent Trustees, considered and unanimously approved Central Park Advisers' recommendation that the Fund enter into a new investment advisory agreement (the "Advisory Agreement"), effective as of November 1, 2011, with Central Park Multi-Event Management, LLC (the "Adviser").  The Adviser is a joint venture between Central Park Advisers, LLC ("Central Park Advisers"), which serves as managing member, and Brencourt Advisors, LLC ("Brencourt Advisors"), which serves as non-managing member and whose personnel provide day-to-day management of the Fund's portfolio under the oversight of Central Park Advisers.

During the Special Meeting, the Independent Trustees met in executive sessions, during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement, and met with representatives of Brencourt Advisors, who provided the Trustees with an overview of Brencourt Advisors and described the firm's investment philosophy, strategies and objective.  The Trustees reviewed materials furnished by the Adviser, including information regarding the Adviser, Central Park Advisers, Brencourt Advisors and their respective personnel, operations and financial condition.  Tables indicating comparative fee information, and comparative performance information, as well as summary and pro forma financial analyses for the Fund, were also included in the meeting materials and were reviewed and discussed.  The Trustees noted that Central Park Advisers is the managing member of both the Adviser and Central Park Para Management, LLC, the Fund's previous investment adviser.  The Trustees discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.  In particular, the Trustees considered the following:

(i)  The nature, extent and quality of services to be provided by the Adviser:  The Trustees reviewed the services that the Adviser would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund.  The Trustees also considered the Adviser's investment philosophy and investment process with respect to, and the investment outlook for, the Fund.  In addition, the Board considered the education, background and experience of the Adviser's advisory and other personnel proposing to provide services to the Fund, noting particularly that the favorable reputation of the proposed portfolio manager for the Fund could have a favorable impact on the growth of the Fund.  The Board then considered the administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund.  The Trustees acknowledged the Adviser's engagement of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund.  Accordingly, the Trustees concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and compared favorably to, and would be consistent with, services provided by other advisers to other funds in both nature and quality, and would be suitable for the Fund.

(ii)  Investment performance of the Fund and the Adviser:  The Board considered the Fund's performance, its lack of asset growth over the past year and that redemptions had exceeded subscriptions over the last year and a half, and noted that these factors contributed to Central Park Advisers' recommendation to approve the Advisory Agreement.  Although Brencourt Advisors' other accounts, as private funds, are not subject to certain investment restrictions under the Investment Company Act of 1940, as amended, that are applicable to the Fund, which can adversely affect the Fund's performance relative to that of the other accounts, and although past performance does not indicate future performance, the Board reviewed the attractive investment performance achieved in the past by Brencourt Advisors in its evaluation of the Adviser's investment performance.  The Board also evaluated the Adviser's capabilities and acknowledged that the Adviser and its personnel had the necessary experience and expertise to manage the Fund.

(iii)  Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund:  The Board considered the anticipated cost of the Adviser's services.  As part of its analysis, the Board considered fee estimates compiled by the Adviser and expenses going forward.  Referencing the discussions above and the presentation by the Adviser concerning the expense terms associated with comparable funds and the current expense environment for alternative investment funds generally, and taking into consideration the Adviser's potential profitability, the Trustees concluded that the profits to be realized by the Adviser under the Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate.

(iv)  The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale:  The Trustees discussed the fact that the Fund was not large enough at this time to support a request for breakpoints due to economies of scale.  The Trustees noted, however, that if the Fund's assets increase, the Fund's fixed expenses would be spread over a greater asset base, thereby reducing the Fund's expense ratio over time.

(v)  Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients:  The Trustees reviewed the fees to be paid by the Fund and compared the fees to those being charged to other pooled investment vehicles and investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other third-party investment advisers ("Comparable Funds").  The information presented to the Trustees indicated that the management and administration fee was equal to the median management fee of the Comparable Funds and in the range of those being charged by Brencourt Advisors to its other accounts and institutional clients, and that the Fund's incentive fee rate was equal to the median incentive fee rate of the Comparable Funds and in the range of those being charged by Brencourt Advisors to its other accounts and institutional clients.  The Trustees determined that the fees to be paid under the Advisory Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees to be paid were reasonable.

The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

CENTRAL PARK GROUP MULTI-EVENT FUND

Supplemental Information (Unaudited)

April 30, 2012

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders the option of redeeming shares in amounts of not less than 5% but not more than 25% of the Fund’s Shares of beneficial interest (“Shares”). Currently, the Fund expects to offer to repurchase 25% of its outstanding Shares every January, April, July, and October. The deadline by which the Fund must receive repurchase requests submitted by shareholders in response to each repurchase offer (the “Repurchase Request Deadline”) will be generally on or about the 18th day in the months of January, April, July, and October or, if the 18th day is not a business day, on the next business day. The date on which the repurchase price for Shares is to be determined will be generally the last day of the month (the “Repurchase Pricing Date”), but shall occur no later than the 14th day after the Repurchase Request Deadline or, if the 14th day is not a business day, on the next business day. The Fund’s Share repurchase policy is a fundamental policy of the Fund.

During the six months ended April 30, 2012, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 25% of the number of its outstanding Shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	December 29, 2011	March 29, 2012
Repurchase Request Deadline	January 20, 2012	April 20, 2012
Repurchase Pricing Date	January 31, 2012	April 30, 2012
Net Asset Value as of Repurchase Offer Date	$9.38	$9.34
Amount Repurchased	$2,764,851.75	$6,411,153.20
Percentage of Outstanding Shares Repurchased	4.29%	10.20%

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) are attached hereto.

(b)   Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Central Park Group Multi-Event Fund

By (Signature and Title)

*

/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date

7/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date

7/6/12

By (Signature and Title)

s/ Michael Mascis

Michael Mascis, Principal Accounting Officer

Date

7/6/12